ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Movement of Allowance for Doubtful Accounts) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At beginning of year	¥ 264,656,904	¥ 376,574,061	¥ 335,713,383
Addition	149,029,546	147,474,390	274,128,700
Write-off	0	0	(41,816,165)
Reversal	(157,080,932)	(259,391,547)	(191,451,857)
At end of year	¥ 256,605,518	¥ 264,656,904	¥ 376,574,061